SCHEDULE OF GOODWILL REPORTABLE SEGMENTS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Gross Profit	$ 27,001,383	$ 19,229,528	$ 19,618,594
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Gross Profit	12,921,592	12,921,592
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Gross Profit	$ 14,079,791	$ 6,307,936